Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	June 30, 2025	December 31, 2024
Accrued vendor payments	$6,322	$6,528
Accrued ERC payments	9,044	9,044
Accrued directors and officers insurance	1,780	1,780
Accrued employee-related expenses	9,595	10,239
Accrued engine expenses	932	713
Accrued tax expenses	1,496	1,072
Accrued interest	920	472
Other	96	96
	$30,185	$29,944

Other current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Accrued vendor payments	$6,528	$6,386
Accrued ERC payments	9,044	9,044
Accrued underwriter fees	—	1,500
Accrued directors and officers insurance	1,780	2,518
Accrued employee-related expenses	10,239	7,751
Accrued engine expenses	713	4
Accrued tax expenses	1,072	746
Accrued interest	472	569
Other	96	187
	$29,944	$28,705